LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LEASES
2026	¥ 11,054,303
2027	4,171,509
2028	1,608,921
2029	749,959
2030	318,772
Thereafter	448,208
Total undiscounted lease payments	18,351,672
Less: imputed interest	(723,525)
Total lease liabilities	¥ 17,628,147	¥ 22,366,471